Research and Development Expenses	12 Months Ended
Dec. 31, 2023
Research and Development Expenses
Research and Development Expenses

6.Research and Development Expenses

Research and development expenses consist of the following:

In € thousand	2023	2022	2021
Salaries and social security	76,453	77,455	75,672
Professional services	75,573	72,840	49,421
Materials	9,743	7,808	9,009
Depreciation/amortization/impairment	10,448	6,386	4,541
IT and communication expense	4,249	3,709	1,248
Other research and development expenses	7,294	7,420	4,667
Total research and development expenses	183,760	175,618	144,558

Expenses for salaries and social security mainly include salary, salary-related expenses and share-based payment awards recognized from the Group’s share-based payment award programs (note 22).

Professional services include €66,217 thousand (2022: €54,734 thousand; 2021: €31,576 thousand) for consulting services and supply-chain development costs and €9,356 thousand (2022: €18,105 thousand; 2021: €17,845 thousand) for contractors. Consulting, supply-chain development, and contractor services are in relation to research and development activities being conducted with suppliers and partners in readiness for entry into service (EIS).

Materials include various components used in development of the Lilium Jet.

Other research and development expenses include occupancy costs, travel expenses and other operating expenses.